CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 73,686,733	$ 2,195,954	$ 12,139,500
Cost of revenue	(72,532,882)	(958,438)	(5,782,664)
Gross profit	1,153,851	1,237,516	6,356,836
Operating expenses:
Selling	(7,677)	(159,937)	(315,600)
Research and development	(2,570,158)	(2,734,982)	(11,233,806)
General and administrative expenses	(13,766,487)	(6,224,674)	(31,335,421)
Impairment loss	(13,693,305)	(33,397)	(14,632,931)
Total operating expenses	(30,037,627)	(9,152,990)	(57,517,758)
(Loss)/Income from operations	(28,883,776)	(7,915,474)	(51,160,922)
Other income (expense)
Interest income	7	374	156,038
Interest expense	(222,057)	(133,882)	(229,985)
Other finance expenses	(62,025)	(15,264)	(65,344)
Other income (expense), net	66,205	39,080	(191,499)
Total other expense, net	(217,870)	(109,692)	(330,790)
(Loss)/ income from Continuing Operations before income taxes	(29,101,646)	(8,025,166)	(51,491,712)
Provision for income taxes	(6,081)	(1,097,888)	(1,104)
(Loss)/ income from continuing operations	(29,107,727)	(9,123,054)	(51,492,816)
Discontinued Operations (Note 19)
Gain on disposal of discontinued operations	7,389,310		1,493,945
(Loss) from discontinued operations		(282,027)	(10,055,749)
Net Income (Loss)	(21,718,417)	(9,405,081)	(60,054,620)
Less: Net (loss) income attributable to non-controlling interest	(2,420,399)	(40,025)	(2,918,680)
Net (Loss) Income attributable to Blue Hat Interactive Entertainment Technology	(19,298,018)	(9,365,056)	(57,135,940)
Other comprehensive (loss) income
Net (loss)/ Income from continued operations	(29,107,727)	(9,123,054)	(51,492,816)
Foreign currency translation adjustment continued operation	(199,032)	(1,883,571)	651,272
Comprehensive (loss) income - continued operation	(29,306,759)	(11,006,625)	(50,841,544)
Income (loss) from discontinued operation	7,389,310	(282,027)	(8,561,804)
Foreign currency translation adjustment - discontinued operation	263,285	258,828	66,288
Comprehensive income (Loss) - discontinued operation	7,652,595	(23,199)	(8,495,516)
Comprehensive (loss) income	(21,654,164)	(11,029,824)	(59,337,060)
Less: Net (loss) income attributable to non-controlling interest	(2,420,399)	(40,025)	(2,918,680)
Comprehensive income (loss) attributable to Blue Hat Interactive Entertainment shareholders	$ (19,233,765)	$ (10,989,799)	$ (56,418,380)
Weighted average number of ordinary shares
Basic	29,722,950	7,639,482	5,053,727
Diluted	30,975,275	8,565,163	5,800,048
Earnings per share
Basic (loss) earnings per share from continued operation	$ (0.98)	$ (1.19)	$ (10.19)
Basic earnings per share from discontinued operation	0.33	(0.04)	(1.12)
Diluted Earnings per share:
Diluted (loss) earnings per share from continued operation	(0.98)	(1.19)	(10.19)
Diluted earnings per share from discontinued operation	$ 0.33	$ (0.04)	$ (1.12)